Accounts Receivable	6 Months Ended
Mar. 31, 2024
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

Accounts receivable as of March 31, 2024 and September 30, 2023 consisted of the following:

	March 31,	September 30,
	2024	2023
	(Unaudited)
Accounts receivable, gross	$4,889,970	$6,531,667
Less: allowance for credit losses	(82,032)	(46,722)
Accounts receivable, net	$4,807,938	$6,484,945

The Company’s customers are, for the most part, end-brand customers or their system integrators and display panel manufacturers. The Company’s credit policy typically requires payment within 30 to 120 days, and payments on the vast majority of its sales have been collected within 60 days. The average accounts receivable turnover period was approximately 138 days and 40 days for the six months ended March 31, 2024 and the fiscal years ended September 30, 2023 respectively.

Below is an aged analysis of accounts receivables as of March 31, 2024, respectively.

	As of March 31, 2024
	Accounts receivable,	Allowance for credit	Accounts receivable,
	Gross	losses	Net
	(Unaudited)	(Unaudited)	(Unaudited)
Within 90 days	$3,526,922	$-	$3,526,922
91-180 days	605,879	-	605,879
181-365 days	108,973	(5,448)	103,525
Greater than 1 year	648,196	(76,584)	571,612
Accounts receivable, net	$4,889,970	$(82,032)	$4,807,938

Changes of allowance for credit losses for the six months ended March 31, 2024 and September 30, 2023 are as follows:

	As of	As of
	March 31,	September 30,
	2024	2023
	(Unaudited)
Beginning balance	$46,722	$33,184
Additional reserve through bad debt expense	35,310	13,538
Bad debt write-off
Ending balance	$82,032	$46,722

Bad debt expense for doubtful accounts receivables recorded by the Company for the six months ended March 31, 2024 was $35,310 and $13,538 was the additional bad debt expense for the year ended September 30, 2023 respectively.